SCHEDULE OF RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)		Dec. 31, 2022 SGD ($)
IfrsStatementLineItems [Line Items]
Repayments of borrowings, classified as financing activities		$ (25,459)	$ (34,782)		$ (32,984)		$ (71,204)
Bank loan [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period			441,698		503,606		574,810
Proceeds from borrowings, classified as financing activities
Repayments of borrowings, classified as financing activities			(29,422)	[1]	(82,672)	[1]	(90,764)
Interest expense on borrowings			(19,684)		(20,764)		(19,560)
[custom:CapitalizationOfNewLeasesDuringYear]
[custom:IncreaseDecreaseConversionOfConvertibleUnits]				[2]
Increase (decrease) through changes in fair values, liabilities arising from financing activities
Liabilities arising from financing activities at end of period			431,960		441,698		503,606
Warrant liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period			146,613
Proceeds from borrowings, classified as financing activities
Repayments of borrowings, classified as financing activities
Interest expense on borrowings
[custom:CapitalizationOfNewLeasesDuringYear]
[custom:IncreaseDecreaseConversionOfConvertibleUnits]	[2]				(73,930)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	[3]		(134,668)		220,543
Liabilities arising from financing activities at end of period			11,945		146,613
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period			6,324		14,419		23,131
Proceeds from borrowings, classified as financing activities
Repayments of borrowings, classified as financing activities	[2]		(10,403)		(8,594)		(9,608)
Interest expense on borrowings			(629)		(499)		(896)
[custom:CapitalizationOfNewLeasesDuringYear]			(34,740)
[custom:IncreaseDecreaseConversionOfConvertibleUnits]
Increase (decrease) through changes in fair values, liabilities arising from financing activities
Liabilities arising from financing activities at end of period			31,290		6,324		14,419
Third party loan [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period					300,000		350,000
Proceeds from borrowings, classified as financing activities							300,000
Repayments of borrowings, classified as financing activities					(304,266)		(359,719)
Interest expense on borrowings					(4,266)		(9,719)
[custom:CapitalizationOfNewLeasesDuringYear]
[custom:IncreaseDecreaseConversionOfConvertibleUnits]
Increase (decrease) through changes in fair values, liabilities arising from financing activities
Liabilities arising from financing activities at end of period							300,000
Convertible loan [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities at beginning of period					3,401,237		2,310,757
Proceeds from borrowings, classified as financing activities
Repayments of borrowings, classified as financing activities					(25,753)		(95,000)
Interest expense on borrowings					(25,753)		(95,000)
[custom:CapitalizationOfNewLeasesDuringYear]
[custom:IncreaseDecreaseConversionOfConvertibleUnits]					(3,499,991)	[2]
Increase (decrease) through changes in fair values, liabilities arising from financing activities					98,754		1,090,480
Liabilities arising from financing activities at end of period							$ 3,401,237

[1]	Includes exchange realignment of S$28,924 and S$ 25,044 of bank borrowings for the year ended December 31, 2023 and 2024 respectively.
[2]	Includes exchange realignment of S$1,157, S$653 and S$23 of lease liabilities for the years ended December 31, 2022, 2023 and 2024, respectively.
[3]	Includes exchange realignment of S$3,302 and S$3,624 of warrant liabilities for the year ended December 31, 2023 and 2024 respectively.